Related Party Balances, Transactions and Arrangements - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Written off long outstanding balances from related parties	¥ 0	¥ 0	¥ 744